Disclosure of information on segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating income
Sales of goods	$ 810,961,000	$ 801,199,000	$ 863,470,000
Sale of services	12,884,000	22,222,000	21,052,000
Royalty income	0	1,381,000	15,928,000
Total operating income	823,845,000	824,802,000	900,450,000
Operating costs
Cost of sales, excluding depreciation and amortization	(457,354,000)	(461,942,000)	(529,731,000)
Unabsorbed cost due to production stoppage	(19,893,000)	(23,058,000)	(25,509,000)
Cost of services	6,243,000	(3,163,000)	1,269,000
Exploration in operating units	(49,229,000)	(80,796,000)	(56,412,000)
Depreciation and amortization	(181,039,000)	(176,781,000)	(187,211,000)
Mining royalties	(18,839,000)	(17,733,000)	(12,974,000)
Total operating costs	(732,597,000)	(763,473,000)	(813,106,000)
Gross profit (loss)	91,248,000	61,329,000	87,344,000
Operating expenses, net
Administrative expenses	(69,183,000)	(67,728,000)	(67,585,000)
Selling expenses	(19,392,000)	(20,222,000)	(20,827,000)
Write-off of stripping activity asset	0	0	(6,763,000)
Exploration in non-operating areas	(13,452,000)	(14,252,000)	(11,270,000)
Reversal (provision) of contingencies and others	6,927,000	(2,935,000)	(2,687,000)
Impairment recovery (loss) of long-lived assets		19,874,000	(14,910,000)
Other, net	24,973,000	(15,085,000)	(29,260,000)
Total operating expenses, net	(70,127,000)	(100,348,000)	(153,302,000)
Operating profit (loss)	21,121,000	(39,019,000)	(65,958,000)
Other income (expense),net
Finance income	9,057,000	14,443,000	5,952,000
Foreign currency exchange difference	19,375,000	26,871,000	(18,686,000)
Share in the results of associates and joint ventures	152,225,000	176,270,000	240,450,000
Finance costs	(119,254,000)	(54,136,000)	(60,629,000)
Profit (loss) before income tax	82,524,000	124,429,000	101,129,000
Income tax expense	(42,994,000)	(41,000)	23,671,000
Current income tax	(69,306,000)	(15,633,000)	(20,375,000)
Deferred Income tax	26,312,000	15,592,000	44,046,000
Profit (loss) from continued operations	39,530,000	124,388,000	124,800,000
Loss per basic share	(6,848,000)	478,547,000	(387,604,000)
Profit for the year	32,682,000	602,935,000	(262,804,000)
Total assets	4,533,799,000	4,503,227,000	4,561,811,000
Total liability	1,364,588,000	1,340,286,000	2,023,280,000
Other segment information
Investments in associates	1,527,123,000	1,520,977,000	1,422,295,000
Acquisition of long-lived assets	238,669,000	151,973,000	90,309,000
Changes in estimates of mine closures plans	11,879,000	(21,869,000)	(3,272,000)
Exploration and development mining projects [Member]
Operating income
Sales of goods	0	0	0
Sale of services	0	0	0
Royalty income		0	0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	0	0
Operating expenses, net
Administrative expenses	(1,682,000)	(1,528,000)	(1,447,000)
Selling expenses	0	0	0
Write-off of stripping activity asset			0
Exploration in non-operating areas	(1,149,000)	(282,000)	(1,011,000)
Reversal (provision) of contingencies and others	(194,000)	108,000	132,000
Impairment recovery (loss) of long-lived assets		0	0
Other, net	(3,750,000)	(931,000)	(371,000)
Total operating expenses, net	(6,775,000)	(2,633,000)	(2,697,000)
Operating profit (loss)	(6,775,000)	(2,633,000)	(2,697,000)
Other income (expense),net
Finance income	13,000	11,000	0
Foreign currency exchange difference	307,000	604,000	(1,210,000)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(517,000)	(297,000)	(238,000)
Profit (loss) before income tax	(6,972,000)	(2,315,000)	(4,145,000)
Income tax expense	0	0	0
Current income tax	0	0	0
Deferred Income tax	0	0	0
Profit (loss) from continued operations	(6,972,000)	(2,315,000)	(4,145,000)
Total assets	694,950,000	496,198,000	442,335,000
Total liability	59,476,000	21,844,000	21,764,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	150,198,000	46,459,000	22,513,000
Changes in estimates of mine closures plans	0	(6,576,000)	(679,000)
Energy generation and transmission [Member]
Operating income
Sales of goods	0	0	0
Sale of services	53,025,000	52,433,000	53,083,000
Royalty income		0	0
Total operating income	53,025,000	52,433,000	53,083,000
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	34,852,000	(24,861,000)	20,781,000
Exploration in operating units	0	0	0
Depreciation and amortization	(9,037,000)	(9,040,000)	(8,995,000)
Mining royalties	0	0	0
Total operating costs	(43,889,000)	(33,901,000)	(29,776,000)
Gross profit (loss)	9,136,000	18,532,000	23,307,000
Operating expenses, net
Administrative expenses	(2,377,000)	(2,948,000)	(2,942,000)
Selling expenses	(748,000)	(770,000)	(740,000)
Write-off of stripping activity asset			0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	83,000	(440,000)	111,000
Impairment recovery (loss) of long-lived assets		0	0
Other, net	56,000	(196,000)	134,000
Total operating expenses, net	(2,986,000)	(4,354,000)	(3,437,000)
Operating profit (loss)	6,150,000	14,178,000	19,870,000
Other income (expense),net
Finance income	1,142,000	394,000	124,000
Foreign currency exchange difference	24,000	(207,000)	(377,000)
Share in the results of associates and joint ventures	1,962,000	7,008,000	20,525,000
Finance costs	(4,178,000)	(5,337,000)	(4,731,000)
Profit (loss) before income tax	5,100,000	16,036,000	35,411,000
Income tax expense	(501,000)	(2,433,000)	5,692,000
Current income tax	(1,912,000)	(3,238,000)	(1,132,000)
Deferred Income tax	1,411,000	805,000	6,824,000
Profit (loss) from continued operations	4,599,000	13,603,000	41,103,000
Total assets	367,130,000	377,679,000	385,626,000
Total liability	116,398,000	131,540,000	153,090,000
Other segment information
Investments in associates	123,610,000	121,650,000	99,352,000
Acquisition of long-lived assets	1,168,000	1,487,000	754,000
Changes in estimates of mine closures plans	0	0	0
Insurance brokerage [Member]
Operating income
Sales of goods	0	0	0
Sale of services	8,099,000	17,207,000	15,651,000
Royalty income		0	0
Total operating income	8,099,000	17,207,000	15,651,000
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	8,099,000	17,207,000	15,651,000
Operating expenses, net
Administrative expenses	(11,440,000)	(12,694,000)	(11,796,000)
Selling expenses	0	0	0
Write-off of stripping activity asset			0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	0	0
Impairment recovery (loss) of long-lived assets		0	0
Other, net	0	0	0
Total operating expenses, net	(11,440,000)	(12,694,000)	(11,796,000)
Operating profit (loss)	(3,341,000)	4,513,000	3,855,000
Other income (expense),net
Finance income	5,000	0	0
Foreign currency exchange difference	0	(45,000)	397,000
Share in the results of associates and joint ventures	0	0	(15,000)
Finance costs	(27,000)	(48,000)	(52,000)
Profit (loss) before income tax	(3,363,000)	4,420,000	4,185,000
Income tax expense	970,000	(1,186,000)	(1,603,000)
Current income tax	(8,000)	(1,197,000)	(1,673,000)
Deferred Income tax	978,000	11,000	70,000
Profit (loss) from continued operations	(2,393,000)	3,234,000	2,582,000
Total assets	0	14,436,000	19,152,000
Total liability	0	6,107,000	6,343,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	0	25,000	139,000
Changes in estimates of mine closures plans	0	0	0
Rental of mining concessions [Member]
Operating income
Sales of goods	0	0	0
Sale of services	0	0	0
Royalty income		1,381,000	15,928,000
Total operating income	0	1,381,000	15,928,000
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	1,381,000	15,928,000
Operating expenses, net
Administrative expenses	(186,000)	(218,000)	(242,000)
Selling expenses	0	0	0
Write-off of stripping activity asset			0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	(98,000)	15,000
Impairment recovery (loss) of long-lived assets		0	0
Other, net	8,551,000	8,162,000	34,000
Total operating expenses, net	(8,365,000)	(7,846,000)	(193,000)
Operating profit (loss)	8,365,000	9,227,000	15,735,000
Other income (expense),net
Finance income	56,000	5,000	0
Foreign currency exchange difference	10,000	1,000	(83,000)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(1,000)	(2,000)	(2,000)
Profit (loss) before income tax	8,430,000	9,231,000	15,650,000
Income tax expense	(2,529,000)	(2,714,000)	(4,661,000)
Current income tax	(2,529,000)	(2,714,000)	(4,661,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	5,901,000	6,517,000	10,989,000
Total assets	4,854,000	3,306,000	4,927,000
Total liability	90,000	139,000	1,717,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	0	0	0
Changes in estimates of mine closures plans	0	0	0
Holding of investment in shares [Member]
Operating income
Sales of goods	0	0	0
Sale of services	441,000	421,000	551,000
Royalty income		0	0
Total operating income	441,000	421,000	551,000
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	441,000	421,000	551,000
Operating expenses, net
Administrative expenses	(365,000)	(617,000)	(1,687,000)
Selling expenses	0	0	0
Write-off of stripping activity asset			0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	127,000	0	0
Impairment recovery (loss) of long-lived assets		0	0
Other, net	349,000	(2,472,000)	(44,000)
Total operating expenses, net	(111,000)	(3,089,000)	(1,731,000)
Operating profit (loss)	552,000	(2,668,000)	(1,180,000)
Other income (expense),net
Finance income	328,000	308,000	0
Foreign currency exchange difference	343,000	(693,000)	(7,000)
Share in the results of associates and joint ventures	21,517,000	4,756,000	(411,974,000)
Finance costs	(2,000)	(29,000)	(1,000)
Profit (loss) before income tax	22,738,000	1,674,000	(413,162,000)
Income tax expense	(76,000)	1,182,000	(121,000)
Current income tax	(76,000)	1,289,000	(121,000)
Deferred Income tax	0	(107,000)	0
Profit (loss) from continued operations	22,662,000	2,856,000	(413,283,000)
Total assets	232,177,000	231,820,000	261,803,000
Total liability	402,000	226,000	275,814,000
Other segment information
Investments in associates	226,582,000	213,682,000	207,233,000
Acquisition of long-lived assets	0	3,000	0
Changes in estimates of mine closures plans	0	0	0
Industrial activities [Member]
Operating income
Sales of goods	18,224,000	53,073,000	47,024,000
Sale of services	1,508,000	0	13,876,000
Royalty income		0	0
Total operating income	19,732,000	53,073,000	60,900,000
Operating costs
Cost of sales, excluding depreciation and amortization	(17,783,000)	(52,122,000)	(46,811,000)
Unabsorbed cost due to production stoppage	(3,927,000)	(1,973,000)	(1,050,000)
Cost of services	1,612,000	0	3,940,000
Exploration in operating units	0	0	0
Depreciation and amortization	(6,082,000)	(6,396,000)	(11,569,000)
Mining royalties	0	0	0
Total operating costs	(29,404,000)	(60,491,000)	(63,370,000)
Gross profit (loss)	(9,672,000)	(7,418,000)	(2,470,000)
Operating expenses, net
Administrative expenses	(536,000)	(442,000)	(1,102,000)
Selling expenses	(115,000)	(177,000)	(559,000)
Write-off of stripping activity asset			0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	200,000	0	9,000
Impairment recovery (loss) of long-lived assets		19,874,000	(19,874,000)
Other, net	(272,000)	321,000	(82,000)
Total operating expenses, net	(723,000)	(19,576,000)	(21,608,000)
Operating profit (loss)	(10,395,000)	12,158,000	(24,078,000)
Other income (expense),net
Finance income	308,000	54,000	12,000
Foreign currency exchange difference	301,000	1,218,000	(1,824,000)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(6,000)	(25,000)	(98,000)
Profit (loss) before income tax	(9,792,000)	13,405,000	(25,988,000)
Income tax expense	3,815,000	3,208,000	(1,692,000)
Current income tax	0	0	(291,000)
Deferred Income tax	3,815,000	3,208,000	(1,401,000)
Profit (loss) from continued operations	(5,977,000)	16,613,000	(27,680,000)
Total assets	65,318,000	74,266,000	63,551,000
Total liability	5,346,000	7,981,000	13,920,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	157,000	265,000	1,744,000
Changes in estimates of mine closures plans	0	0	0
Corporates [Member]
Operating income
Sales of goods	0	0	0
Sale of services	0	0	0
Royalty income		0	0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	0	0
Operating expenses, net
Administrative expenses	(5,140,000)	(5,966,000)	(4,534,000)
Selling expenses	0	0	0
Write-off of stripping activity asset			0
Exploration in non-operating areas	(3,828,000)	(4,737,000)	(3,100,000)
Reversal (provision) of contingencies and others	2,398,000	442,000	(436,000)
Impairment recovery (loss) of long-lived assets		0	0
Other, net	18,437,000	(6,090,000)	(80,000)
Total operating expenses, net	(11,867,000)	(16,351,000)	(8,150,000)
Operating profit (loss)	11,867,000	(16,351,000)	(8,150,000)
Other income (expense),net
Finance income	3,572,000	12,226,000	5,659,000
Foreign currency exchange difference	17,507,000	25,235,000	(9,542,000)
Share in the results of associates and joint ventures	152,371,000	164,823,000	236,593,000
Finance costs	(98,961,000)	(38,900,000)	(45,719,000)
Profit (loss) before income tax	86,356,000	147,033,000	178,841,000
Income tax expense	(26,273,000)	24,397,000	38,987,000
Current income tax	(45,126,000)	(731,000)	0
Deferred Income tax	18,853,000	25,128,000	38,987,000
Profit (loss) from continued operations	60,083,000	171,430,000	217,828,000
Total assets	2,917,237,000	3,047,322,000	3,016,730,000
Total liability	696,152,000	655,598,000	1,243,575,000
Other segment information
Investments in associates	2,116,200,000	2,099,568,000	1,971,506,000
Acquisition of long-lived assets	5,898,000	500,000	1,122,000
Changes in estimates of mine closures plans	0	0	(35,000)
Uchucchacua
Operating income
Sales of goods	51,698,000	5,281,000	79,375,000
Sale of services	0	0	0
Royalty income		0	0
Total operating income	51,698,000	5,281,000	79,375,000
Operating costs
Cost of sales, excluding depreciation and amortization	(15,544,000)	0	(95,359,000)
Unabsorbed cost due to production stoppage	(18,695,000)	(24,916,000)	(25,326,000)
Cost of services	0	0	0
Exploration in operating units	(24,428,000)	(32,592,000)	(11,090,000)
Depreciation and amortization	(6,279,000)	(9,000,000)	(14,083,000)
Mining royalties	(268,000)	(46,000)	(998,000)
Total operating costs	(65,214,000)	(66,554,000)	(146,856,000)
Gross profit (loss)	(13,516,000)	(61,273,000)	(67,481,000)
Operating expenses, net
Administrative expenses	(4,512,000)	(651,000)	(6,758,000)
Selling expenses	(3,343,000)	(3,634,000)	(3,738,000)
Write-off of stripping activity asset			0
Exploration in non-operating areas	(476,000)	(15,000)	(65,000)
Reversal (provision) of contingencies and others	1,122,000	(44,000)	(1,291,000)
Impairment recovery (loss) of long-lived assets		0	0
Other, net	(2,435,000)	2,453,000	(7,865,000)
Total operating expenses, net	(9,644,000)	(1,891,000)	(19,717,000)
Operating profit (loss)	(23,160,000)	(63,164,000)	(87,198,000)
Other income (expense),net
Finance income	28,000	12,000	0
Foreign currency exchange difference	112,000	(290,000)	(2,010,000)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(917,000)	(496,000)	(431,000)
Profit (loss) before income tax	(23,937,000)	(63,938,000)	(89,639,000)
Income tax expense	(538,000)	(19,000)	(57,000)
Current income tax	(538,000)	(19,000)	(57,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	(24,475,000)	(63,957,000)	(89,696,000)
Total assets	222,041,000	127,479,000	111,885,000
Total liability	62,003,000	55,792,000	62,279,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	14,353,000	32,000,000	16,109,000
Changes in estimates of mine closures plans	2,094,000	(3,107,000)	(517,000)
Orcopampa
Operating income
Sales of goods	163,308,000	134,268,000	89,567,000
Sale of services	0	0	0
Royalty income		0	0
Total operating income	163,308,000	134,268,000	89,567,000
Operating costs
Cost of sales, excluding depreciation and amortization	(73,774,000)	(58,108,000)	(56,183,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	(6,071,000)	(11,594,000)	(11,466,000)
Depreciation and amortization	(12,625,000)	(7,757,000)	(8,409,000)
Mining royalties	(14,307,000)	(12,220,000)	(7,636,000)
Total operating costs	(106,777,000)	(89,679,000)	(83,694,000)
Gross profit (loss)	56,531,000	44,589,000	5,873,000
Operating expenses, net
Administrative expenses	(15,975,000)	(12,406,000)	(7,649,000)
Selling expenses	(671,000)	(560,000)	(401,000)
Write-off of stripping activity asset			0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	(183,000)	544,000	70,000
Impairment recovery (loss) of long-lived assets		0	0
Other, net	(899,000)	124,000	(501,000)
Total operating expenses, net	(17,728,000)	(12,298,000)	(8,481,000)
Operating profit (loss)	38,803,000	32,291,000	(2,608,000)
Other income (expense),net
Finance income	4,000	2,000	0
Foreign currency exchange difference	76,000	99,000	(129,000)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(1,791,000)	(546,000)	(493,000)
Profit (loss) before income tax	37,092,000	31,846,000	(3,230,000)
Income tax expense	(678,000)	(465,000)	(65,000)
Current income tax	(678,000)	(465,000)	(65,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	36,414,000	31,381,000	(3,295,000)
Total assets	49,707,000	62,083,000	47,734,000
Total liability	56,185,000	52,429,000	48,659,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	3,624,000	3,584,000	2,983,000
Changes in estimates of mine closures plans	(123,000)	5,112,000	(390,000)
Julcani [Member]
Operating income
Sales of goods	37,179,000	54,573,000	56,065,000
Sale of services	0	0	0
Royalty income		0	0
Total operating income	37,179,000	54,573,000	56,065,000
Operating costs
Cost of sales, excluding depreciation and amortization	(32,213,000)	(30,215,000)	(31,319,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	(6,990,000)	(6,747,000)	(6,107,000)
Depreciation and amortization	(6,693,000)	(6,444,000)	(6,849,000)
Mining royalties	(367,000)	(472,000)	(599,000)
Total operating costs	(46,263,000)	(43,878,000)	(44,874,000)
Gross profit (loss)	(9,084,000)	10,695,000	11,191,000
Operating expenses, net
Administrative expenses	(3,993,000)	(5,028,000)	(4,737,000)
Selling expenses	(239,000)	(389,000)	(480,000)
Write-off of stripping activity asset			0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	1,409,000	(1,776,000)	320,000
Impairment recovery (loss) of long-lived assets		0	0
Other, net	(1,074,000)	(793,000)	(844,000)
Total operating expenses, net	(3,897,000)	(7,986,000)	(5,741,000)
Operating profit (loss)	(12,981,000)	2,709,000	5,450,000
Other income (expense),net
Finance income	0	4,000	0
Foreign currency exchange difference	77,000	100,000	(612,000)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(1,103,000)	(382,000)	(484,000)
Profit (loss) before income tax	(14,007,000)	2,431,000	4,354,000
Income tax expense	(134,000)	(175,000)	(41,000)
Current income tax	(134,000)	(175,000)	(41,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	(14,141,000)	2,256,000	4,313,000
Total assets	31,371,000	34,131,000	30,449,000
Total liability	33,413,000	31,388,000	32,912,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	828,000	1,559,000	2,362,000
Changes in estimates of mine closures plans	6,312,000	3,585,000	(108,000)
Colquijirca [Member]
Operating income
Sales of goods	432,616,000	400,994,000	410,390,000
Sale of services	0	0	0
Royalty income		0	0
Total operating income	432,616,000	400,994,000	410,390,000
Operating costs
Cost of sales, excluding depreciation and amortization	(248,972,000)	(267,997,000)	(248,021,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	(7,761,000)	(16,671,000)	(17,099,000)
Depreciation and amortization	(87,216,000)	(72,171,000)	(68,830,000)
Mining royalties	(2,670,000)	(3,168,000)	(1,626,000)
Total operating costs	(346,619,000)	(360,007,000)	(335,576,000)
Gross profit (loss)	85,997,000	40,987,000	74,814,000
Operating expenses, net
Administrative expenses	(9,781,000)	(8,744,000)	(7,229,000)
Selling expenses	(11,457,000)	(9,649,000)	(9,946,000)
Write-off of stripping activity asset			(6,763,000)
Exploration in non-operating areas	(4,095,000)	(4,008,000)	(1,383,000)
Reversal (provision) of contingencies and others	1,063,000	(1,706,000)	(356,000)
Impairment recovery (loss) of long-lived assets		0	0
Other, net	(10,511,000)	(7,777,000)	(12,571,000)
Total operating expenses, net	(34,781,000)	(31,884,000)	(38,248,000)
Operating profit (loss)	51,216,000	9,103,000	36,566,000
Other income (expense),net
Finance income	2,866,000	879,000	388,000
Foreign currency exchange difference	381,000	526,000	(2,346,000)
Share in the results of associates and joint ventures	(158,000)	(10,000)	36,000
Finance costs	(7,397,000)	(6,470,000)	(7,126,000)
Profit (loss) before income tax	46,908,000	4,028,000	27,518,000
Income tax expense	(15,453,000)	(3,666,000)	(16,956,000)
Current income tax	(17,861,000)	(6,125,000)	(12,220,000)
Deferred Income tax	2,408,000	2,459,000	(4,736,000)
Profit (loss) from continued operations	31,455,000	362,000	10,562,000
Total assets	683,311,000	668,230,000	694,831,000
Total liability	284,819,000	290,998,000	327,519,000
Other segment information
Investments in associates	1,628,000	2,486,000	2,497,000
Acquisition of long-lived assets	61,772,000	62,593,000	37,649,000
Changes in estimates of mine closures plans	3,061,000	(11,322,000)	(1,410,000)
La Zanja [Member]
Operating income
Sales of goods	16,472,000	52,260,000	39,380,000
Sale of services	0	0	0
Royalty income		0	0
Total operating income	16,472,000	52,260,000	39,380,000
Operating costs
Cost of sales, excluding depreciation and amortization	(29,008,000)	(49,903,000)	(46,531,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	(537,000)	(3,212,000)	(574,000)
Depreciation and amortization	(3,855,000)	(7,459,000)	(5,449,000)
Mining royalties	(181,000)	(506,000)	(403,000)
Total operating costs	(33,581,000)	(61,080,000)	(52,957,000)
Gross profit (loss)	(17,109,000)	(8,820,000)	(13,577,000)
Operating expenses, net
Administrative expenses	(2,413,000)	(3,061,000)	(2,932,000)
Selling expenses	(61,000)	(179,000)	(124,000)
Write-off of stripping activity asset			0
Exploration in non-operating areas	(3,958,000)	(5,243,000)	(5,742,000)
Reversal (provision) of contingencies and others	2,085,000	(353,000)	(1,029,000)
Impairment recovery (loss) of long-lived assets		0	4,964,000
Other, net	7,246,000	(7,374,000)	(44,000)
Total operating expenses, net	(2,899,000)	(16,210,000)	(4,907,000)
Operating profit (loss)	(14,210,000)	(25,030,000)	(18,484,000)
Other income (expense),net
Finance income	838,000	614,000	196,000
Foreign currency exchange difference	92,000	336,000	(296,000)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(2,996,000)	(1,318,000)	(1,361,000)
Profit (loss) before income tax	(16,276,000)	(25,398,000)	(19,945,000)
Income tax expense	579,000	(16,132,000)	4,212,000
Current income tax	579,000	(187,000)	0
Deferred Income tax	0	(15,945,000)	4,212,000
Profit (loss) from continued operations	(15,697,000)	(41,530,000)	(15,733,000)
Total assets	44,341,000	79,038,000	121,681,000
Total liability	61,656,000	80,655,000	81,770,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	2,827,000	1,719,000	999,000
Changes in estimates of mine closures plans	(922,000)	(8,705,000)	175,000
Tambomayo [Member]
Operating income
Sales of goods	108,063,000	151,789,000	181,021,000
Sale of services	0	0	0
Royalty income		0	0
Total operating income	108,063,000	151,789,000	181,021,000
Operating costs
Cost of sales, excluding depreciation and amortization	(70,260,000)	(76,214,000)	(82,531,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	(3,442,000)	(9,980,000)	(10,076,000)
Depreciation and amortization	(49,863,000)	(59,125,000)	(63,638,000)
Mining royalties	(1,047,000)	(1,322,000)	(1,712,000)
Total operating costs	(124,612,000)	(146,641,000)	(157,957,000)
Gross profit (loss)	(16,549,000)	5,148,000	23,064,000
Operating expenses, net
Administrative expenses	(11,183,000)	(14,076,000)	(15,382,000)
Selling expenses	(2,758,000)	(5,126,000)	(5,485,000)
Write-off of stripping activity asset			0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	(1,184,000)	(228,000)	25,000
Impairment recovery (loss) of long-lived assets		0	0
Other, net	99,000	(815,000)	(4,797,000)
Total operating expenses, net	(15,026,000)	(20,245,000)	(25,639,000)
Operating profit (loss)	(31,575,000)	(15,097,000)	(2,575,000)
Other income (expense),net
Finance income	8,000	4,000	0
Foreign currency exchange difference	143,000	(11,000)	(641,000)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(805,000)	(302,000)	(270,000)
Profit (loss) before income tax	(32,229,000)	(15,406,000)	(3,486,000)
Income tax expense	0	(527,000)	(132,000)
Current income tax	0	(527,000)	(132,000)
Deferred Income tax	0	0	0
Profit (loss) from continued operations	(32,229,000)	(15,933,000)	(3,618,000)
Total assets	143,451,000	197,550,000	264,521,000
Total liability	30,915,000	29,654,000	36,551,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	333,000	3,175,000	3,935,000
Changes in estimates of mine closures plans	53,000	(856,000)	(308,000)
Operating Segments [Member]
Operating income
Sales of goods	5,107,737,000	4,986,536,000	5,317,751,000
Sale of services	63,073,000	70,061,000	83,161,000
Royalty income		1,381,000	15,928,000
Total operating income	5,170,810,000	5,057,978,000	5,416,840,000
Operating costs
Cost of sales, excluding depreciation and amortization	(2,714,235,000)	(3,016,839,000)	(2,867,931,000)
Unabsorbed cost due to production stoppage	(22,622,000)	(26,889,000)	(26,376,000)
Cost of services	36,464,000	(24,861,000)	24,721,000
Exploration in operating units	(69,841,000)	(89,763,000)	(62,603,000)
Depreciation and amortization	(626,242,000)	(220,342,000)	(231,520,000)
Mining royalties	(19,526,000)	(19,234,000)	(13,503,000)
Total operating costs	(3,488,930,000)	(3,397,928,000)	(3,226,654,000)
Gross profit (loss)	1,681,880,000	1,660,050,000	2,190,186,000
Operating expenses, net
Administrative expenses	(73,652,000)	(76,901,000)	(77,847,000)
Selling expenses	(178,459,000)	(178,875,000)	(132,473,000)
Write-off of stripping activity asset			(6,763,000)
Exploration in non-operating areas	(13,506,000)	(14,285,000)	(11,301,000)
Reversal (provision) of contingencies and others	6,926,000	(3,477,000)	(2,430,000)
Impairment recovery (loss) of long-lived assets		19,874,000	(14,910,000)
Other, net	(64,900,000)	(39,004,000)	(34,985,000)
Total operating expenses, net	(323,591,000)	(292,668,000)	(280,709,000)
Operating profit (loss)	1,358,289,000	1,367,382,000	1,909,477,000
Other income (expense),net
Finance income	51,828,000	28,788,000	8,339,000
Foreign currency exchange difference	40,622,000	27,802,000	8,994,000
Share in the results of associates and joint ventures	175,692,000	176,577,000	(154,835,000)
Finance costs	(191,256,000)	(61,926,000)	(94,012,000)
Profit (loss) before income tax	1,435,175,000	1,538,623,000	1,677,963,000
Income tax expense	(592,897,000)	(501,504,000)	(743,960,000)
Current income tax	(653,477,000)	(462,118,000)	(752,549,000)
Deferred Income tax	60,580,000	(39,386,000)	8,589,000
Profit (loss) from continued operations	842,278,000	1,037,119,000	934,003,000
Total assets	13,843,508,000	13,836,447,000	14,063,903,000
Total liability	2,786,627,000	2,824,648,000	4,454,433,000
Other segment information
Investments in associates	2,468,020,000	2,437,386,000	2,280,588,000
Acquisition of long-lived assets	250,087,000	153,369,000	90,309,000
Changes in estimates of mine closures plans	11,879,000	(21,869,000)	(3,272,000)
Elimination of intersegment amounts [member]
Operating income
Sales of goods	(4,296,776,000)	(4,185,337,000)	(4,454,281,000)
Sale of services	(50,189,000)	(47,839,000)	(62,109,000)
Royalty income		0	0
Total operating income	(4,346,965,000)	(4,233,176,000)	(4,516,390,000)
Operating costs
Cost of sales, excluding depreciation and amortization	2,256,881,000	2,554,897,000	2,338,200,000
Unabsorbed cost due to production stoppage	2,729,000	3,831,000	867,000
Cost of services	(30,221,000)	21,698,000	(23,452,000)
Exploration in operating units	20,612,000	8,967,000	6,191,000
Depreciation and amortization	445,203,000	43,561,000	44,309,000
Mining royalties	687,000	1,501,000	529,000
Total operating costs	2,756,333,000	2,634,455,000	2,413,548,000
Gross profit (loss)	(1,590,632,000)	(1,598,721,000)	(2,102,842,000)
Operating expenses, net
Administrative expenses	4,469,000	9,173,000	10,262,000
Selling expenses	159,067,000	158,653,000	111,646,000
Write-off of stripping activity asset			0
Exploration in non-operating areas	54,000	33,000	31,000
Reversal (provision) of contingencies and others	1,000	542,000	(257,000)
Impairment recovery (loss) of long-lived assets		0	0
Other, net	89,873,000	23,919,000	5,725,000
Total operating expenses, net	253,464,000	192,320,000	127,407,000
Operating profit (loss)	(1,337,168,000)	(1,406,401,000)	(1,975,435,000)
Other income (expense),net
Finance income	(42,771,000)	(14,345,000)	(2,387,000)
Foreign currency exchange difference	(21,247,000)	(931,000)	(27,680,000)
Share in the results of associates and joint ventures	(23,467,000)	(307,000)	395,285,000
Finance costs	72,002,000	7,790,000	33,383,000
Profit (loss) before income tax	(1,352,651,000)	(1,414,194,000)	(1,576,834,000)
Income tax expense	549,903,000	501,463,000	767,631,000
Current income tax	584,171,000	446,485,000	732,174,000
Deferred Income tax	(34,268,000)	54,978,000	35,457,000
Profit (loss) from continued operations	(802,748,000)	(912,731,000)	(809,203,000)
Total assets	(9,309,709,000)	(9,333,220,000)	(9,502,092,000)
Total liability	(1,422,039,000)	(1,484,362,000)	(2,431,153,000)
Other segment information
Investments in associates	(940,897,000)	(916,409,000)	(858,293,000)
Acquisition of long-lived assets	(11,418,000)	(1,396,000)	0
Changes in estimates of mine closures plans	0	0	0
Sociedad Minera Cerro Verde S.A.A.
Operating income
Sales of goods	4,143,228,000	3,975,295,000	4,199,448,000
Sale of services	0	0	0
Royalty income		0	0
Total operating income	4,143,228,000	3,975,295,000	4,199,448,000
Operating costs
Cost of sales, excluding depreciation and amortization	(2,142,799,000)	(2,367,767,000)	(2,155,088,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	(9,177,000)	0	0
Depreciation and amortization	(409,847,000)	0	0
Mining royalties	0	0	(5,889,000)
Total operating costs	(2,561,823,000)	(2,367,767,000)	(2,155,088,000)
Gross profit (loss)	1,581,405,000	1,607,528,000	2,044,360,000
Operating expenses, net
Administrative expenses	0	0	0
Selling expenses	(158,244,000)	(157,373,000)	(109,886,000)
Write-off of stripping activity asset			0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	0	0
Impairment recovery (loss) of long-lived assets		0	0
Impairment loss of long-lived assets	(3,546,000)	0	0
Other, net	(82,042,000)	(23,933,000)	(8,110,000)
Total operating expenses, net	(240,286,000)	(181,306,000)	(117,996,000)
Operating profit (loss)	1,341,119,000	1,426,222,000	1,926,364,000
Other income (expense),net
Finance income	36,285,000	12,314,000	1,713,000
Foreign currency exchange difference	20,476,000	2,820,000	29,493,000
Share in the results of associates and joint ventures	0	0	0
Finance costs	(67,118,000)	(31,500,000)	(30,393,000)
Profit (loss) before income tax	1,330,762,000	1,433,900,000	1,927,177,000
Income tax expense	(551,798,000)	(508,547,000)	(735,703,000)
Current income tax	(582,438,000)	(445,078,000)	(704,454,000)
Deferred Income tax	30,640,000	(63,649,000)	(31,249,000)
Profit (loss) from continued operations	778,964,000	925,353,000	1,191,474,000
Profit for the year	778,964,000,000	925,353,000,000	1,191,474,000,000
Total assets	7,930,910,000	7,993,863,000	8,124,564,000
Total liability	1,250,536,000	1,342,436,000	1,997,558,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	0	0	0
Changes in estimates of mine closures plans	0	0	0
Compania Minera Coimolache S.A.
Operating income
Sales of goods	136,949,000	159,003,000	215,481,000
Sale of services	0	0	0
Royalty income		0	0
Total operating income	136,949,000	159,003,000	215,481,000
Operating costs
Cost of sales, excluding depreciation and amortization	(83,882,000)	(114,513,000)	(106,088,000)
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	(11,435,000)	(8,967,000)	(6,191,000)
Depreciation and amortization	(34,745,000)	(42,950,000)	(43,698,000)
Mining royalties	(686,000)	(1,500,000)	(529,000)
Total operating costs	(130,748,000)	(167,930,000)	(156,506,000)
Gross profit (loss)	6,201,000	(8,927,000)	58,975,000
Operating expenses, net
Administrative expenses	(3,772,000)	(4,139,000)	(3,718,000)
Selling expenses	(823,000)	(1,018,000)	(1,114,000)
Write-off of stripping activity asset			0
Exploration in non-operating areas	0	0	0
Reversal (provision) of contingencies and others	0	74,000	0
Impairment recovery (loss) of long-lived assets		0	0
Other, net	1,345,000	317,000	156,000
Total operating expenses, net	(3,250,000)	(4,766,000)	(4,676,000)
Operating profit (loss)	2,951,000	(13,693,000)	54,299,000
Other income (expense),net
Finance income	6,298,000	1,961,000	247,000
Foreign currency exchange difference	647,000	(51,000)	(1,819,000)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(5,437,000)	(2,158,000)	(2,613,000)
Profit (loss) before income tax	4,459,000	(13,941,000)	50,114,000
Income tax expense	(281,000)	5,573,000	(31,820,000)
Current income tax	(2,756,000)	(2,951,000)	(27,702,000)
Deferred Income tax	2,475,000	8,524,000	(4,118,000)
Profit (loss) from continued operations	4,178,000	(8,368,000)	18,294,000
Profit for the year	2,673,000	(6,218,000)	20,377,000
Total assets	380,331,000	365,585,000	414,986,000
Total liability	128,886,000	117,388,000	150,751,000
Other segment information
Investments in associates	0	0	0
Acquisition of long-lived assets	8,929,000	0	0
Changes in estimates of mine closures plans	1,404,000	0	0
Tinka resources Ltd
Operating income
Sales of goods		0	0
Sale of services		0	0
Royalty income		0	0
Total operating income		0	0
Operating costs
Cost of sales, excluding depreciation and amortization		0	0
Unabsorbed cost due to production stoppage		0	0
Cost of services		0	0
Exploration in operating units		0	0
Depreciation and amortization		0	0
Mining royalties	0	0	0
Total operating costs		0	0
Gross profit (loss)		0	0
Operating expenses, net
Administrative expenses	(297,000)	(4,383,000)	(5,692,000)
Selling expenses		0	0
Write-off of stripping activity asset			0
Exploration in non-operating areas		0	0
Reversal (provision) of contingencies and others		0	0
Impairment recovery (loss) of long-lived assets		0	0
Other, net		0	0
Total operating expenses, net	(297,000)	(4,383,000)	(5,692,000)
Operating profit (loss)	(297,000)	(4,383,000)	(5,692,000)
Other income (expense),net
Finance income	77,000	0	0
Foreign currency exchange difference	126,000	0	0
Share in the results of associates and joint ventures		0	0
Finance costs		0	0
Profit (loss) before income tax	(94,000)	(4,383,000)	(5,692,000)
Income tax expense		0	0
Current income tax		0	0
Deferred Income tax		0	0
Profit (loss) from continued operations	(94,000)	(4,383,000)	(5,692,000)
Profit for the year	(6,832,000)	(12,666,000)	(5,692,000)
Total assets	76,379,000	63,461,000	59,128,000
Total liability	$ 350,000	473,000	211,000
Other segment information
Investments in associates		0	0
Acquisition of long-lived assets		0	0
Changes in estimates of mine closures plans		$ 0	$ 0